SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION

16. SEGMENT INFORMATION

On January 1, 2013, we reclassified certain of our businesses to correspond with internal management reporting changes and renamed our Health and Well-Being Services segment as Healthcare Services. Our Employer Group segment now includes our health and wellness businesses, including HumanaVitality and Lifesynch’s employee assistance programs, which had historically been reported in our Healthcare Services segment. The Retail segment now includes our contract with CMS to administer the LI-NET prescription drug plan program as well as our state-based contracts for Medicaid members, both of which had historically been reported in our Other Businesses category. On January 1, 2014, we reclassified certain of our businesses from our Healthcare Services segment to our Employer Group segment to correspond with additional internal management reporting changes. Prior period segment financial information has been recast to conform to the new presentation.

We manage our business with three reportable segments: Retail, Employer Group, and Healthcare Services. In addition, the Other Businesses category includes businesses that are not individually reportable because they do not meet the quantitative thresholds required by generally accepted accounting principles. These segments are based on a combination of the type of health plan customer and adjacent businesses centered on well-being solutions for our health plans and other customers, as described below. These segment groupings are consistent with information used by our Chief Executive Officer to assess performance and allocate resources.

The Retail segment consists of Medicare and commercial fully-insured medical and specialty health insurance benefits, including dental, vision, and other supplemental health and financial protection products, marketed directly to individuals, and includes our contract with CMS to administer the LI-NET prescription drug plan program and contracts with various states to provide Medicaid, dual eligible, and Long-Term Support Services benefits, collectively our state-based contracts. The Employer Group segment consists of Medicare and commercial fully-insured medical and specialty health insurance benefits, including dental, vision, and other supplemental health and voluntary benefit products, as well as administrative services only, or ASO, products and our health and wellness products primarily marketed to employer groups. The Healthcare Services segment includes services offered to our health plan members as well as to third parties including pharmacy, provider services, home based services, integrated behavioral health services and predictive modeling and informatics services. The Other Businesses category consists of our military services, primarily our TRICARE South Region contract, Puerto Rico Medicaid, and closed-block long-term care insurance policies.

Our Healthcare Services intersegment revenues primarily relate to managing prescription drug coverage for members of our other segments through Humana Pharmacy Solutions®, or HPS, and includes the operations of RightSourceRx®, our mail order pharmacy business. These revenues consist of the prescription price (ingredient cost plus dispensing fee), including the portion to be settled with the member (co-share) or with the government (subsidies), plus any associated administrative fees. Services revenues related to the distribution of prescriptions by third party retail pharmacies in our networks are recognized when the claim is processed and product revenues from dispensing prescriptions from our mail order pharmacies are recorded when the prescription or product is shipped. Our pharmacy operations, which are responsible for designing pharmacy benefits, including defining member co-share responsibilities, determining formulary listings, contracting with retail pharmacies, confirming member eligibility, reviewing drug utilization, and processing claims, act as a principal in the arrangement on behalf of members in our other segments. As principal, our Healthcare Services segment reports revenues on a gross basis including co-share amounts from members collected by third party retail pharmacies at the point of service.

In addition, our Healthcare Services intersegment revenues include revenues earned by certain owned providers derived from risk-based managed care agreements with our health plans. Under these agreements, the provider receives a monthly capitated fee that varies depending on the demographics and health status of the member, for each member assigned to these owned providers by our health plans. The owned provider assumes the economic risk of funding the assigned members’ healthcare services and related administrative costs. Accordingly, our Healthcare Services segment reports provider services related revenues on a gross basis. Capitation fee revenue is recognized in the period in which the assigned members are entitled to receive healthcare services.

We present our consolidated results of operations from the perspective of the health plans. As a result, the cost of providing benefits to our members, whether provided via a third party provider or internally through a stand-alone subsidiary, is classified as benefits expense and excludes the portion of the cost for which the health plans do not bear responsibility, including member co-share amounts and government subsidies of $7.3 billion in 2013, $6.3 billion in 2012, and $5.4 billion in 2011. In addition, depreciation and amortization expense associated with certain businesses in our Healthcare Services segment delivering benefits to our members, primarily associated with our provider services and pharmacy operations, are included with benefits expense. The amount of this expense was $93 million in 2013, $43 million in 2012, and $33 million in 2011. The increase in 2013 primarily was due to amortization expense associated with the December 21, 2012 acquisition of Metropolitan.

Other than those described previously, the accounting policies of each segment are the same and are described in Note 2. Transactions between reportable segments consist of sales of services rendered by our Healthcare Services segment, primarily provider, pharmacy, and behavioral health services, to our Retail and Employer Group customers. Intersegment sales and expenses are recorded at fair value and eliminated in consolidation. Members served by our segments often utilize the same provider networks, enabling us in some instances to obtain more favorable contract terms with providers. Our segments also share indirect costs and assets. As a result, the profitability of each segment is interdependent. We allocate most operating expenses to our segments. Assets and certain corporate income and expenses are not allocated to the segments, including the portion of investment income not supporting segment operations, interest expense on corporate debt, and certain other corporate expenses. These items are managed at a corporate level. These corporate amounts are reported separately from our reportable segments and included with intersegment eliminations in the tables presenting segment results below.

Our segment results were as follows for the years ended December 31, 2013, 2012, and 2011:

	Retail	Employer Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2013
Revenues – external customers
Premiums:
Medicare Advantage	$22,481	$4,710	$0	$0	$0	$27,191
Medicare stand-alone PDP	3,025	8	0	0	0	3,033

Total Medicare	25,506	4,718	0	0	0	30,224

Fully-insured	1,160	5,117	0	0	0	6,277
Specialty	210	1,095	0	0	0	1,305
Military services	0	0	0	25	0	25
Medicaid and other	328	0	0	670	0	998

Total premiums	27,204	10,930	0	695	0	38,829

Services revenue:
Provider	0	21	1,221	0	0	1,242
ASO and other	16	338	0	454	0	808
Pharmacy	0	0	59	0	0	59

Total services revenue	16	359	1,280	454	0	2,109

Total revenues – external customers	27,220	11,289	1,280	1,149	0	40,938

Intersegment revenues
Services	0	51	11,808	0	(11,859)	0
Products	0	0	2,803	0	(2,803)	0

Total intersegment revenues	0	51	14,611	0	(14,662)	0

Investment income	74	42	0	59	200	375

Total revenues	27,294	11,382	15,891	1,208	(14,462)	41,313

Operating expenses:
Benefits	22,914	9,124	0	935	(409)	32,564
Operating costs	2,963	1,806	15,223	446	(14,083)	6,355
Depreciation and amortization	134	102	147	20	(70)	333

Total operating expenses	26,011	11,032	15,370	1,401	(14,562)	39,252

Income (loss) from operations	1,283	350	521	(193)	100	2,061
Interest expense	0	0	0	0	140	140

Income (loss) before income taxes	$1,283	$350	$521	$(193)	$(40)	$1,921

Premium and services revenues derived from our contracts with the federal government, as a percentage of our total premium and services revenues, were approximately 75% for 2013, 75% for 2012, and 76% for 2011.

Benefits expense for Other Businesses for 2013 includes $243 million for reserve strengthening associated with our closed block of long-term care insurance policies as discussed more fully in Note 17.

	Retail	Employer Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2012
Revenues – external customers
Premiums:
Medicare Advantage	$20,788	$4,064	$0	$0	$0	$24,852
Medicare stand-alone PDP	2,853	8	0	0	0	2,861

Total Medicare	23,641	4,072	0	0	0	27,713

Fully-insured	1,004	4,996	0	0	0	6,000
Specialty	171	1,070	0	0	0	1,241
Military services	0	0	0	1,017	0	1,017
Medicaid and other	185	0	0	853	0	1,038

Total premiums	25,001	10,138	0	1,870	0	37,009

Services revenue:
Provider	0	13	1,007	0	0	1,020
ASO and other	24	358	0	308	0	690
Pharmacy	0	0	16	0	0	16

Total services revenue	24	371	1,023	308	0	1,726

Total revenues – external customers	25,025	10,509	1,023	2,178	0	38,735

Intersegment revenues
Services	2	31	9,680	0	(9,713)	0
Products	0	0	2,342	0	(2,342)	0

Total intersegment revenues	2	31	12,022	0	(12,055)	0

Investment income	79	42	0	58	212	391

Total revenues	25,106	10,582	13,045	2,236	(11,843)	39,126

Operating expenses:
Benefits	21,048	8,471	0	1,802	(336)	30,985
Operating costs	2,767	1,710	12,530	436	(11,613)	5,830
Depreciation and amortization	130	89	87	16	(27)	295

Total operating expenses	23,945	10,270	12,617	2,254	(11,976)	37,110

Income (loss) from operations	1,161	312	428	(18)	133	2,016
Interest expense	0	0	0	0	105	105

Income (loss) before income taxes	$1,161	$312	$428	$(18)	$28	$1,911

	Retail	Employer Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2011
Revenues – external customers
Premiums:
Medicare Advantage	$18,100	$3,152	$0	$0	$0	$21,252
Medicare stand-alone PDP	2,570	8	0	0	0	2,578

Total Medicare	20,670	3,160	0	0	0	23,830

Fully-insured	861	4,782	0	0	0	5,643
Specialty	124	935	0	0	0	1,059
Military services	0	0	0	3,616	0	3,616
Medicaid and other	176	0	0	782	0	958

Total premiums	21,831	8,877	0	4,398	0	35,106

Services revenue:
Provider	0	1	891	0	0	892
ASO and other	16	356	0	85	0	457
Pharmacy	0	0	11	0	0	11

Total services revenue	16	357	902	85	0	1,360

Total revenues – external customers	21,847	9,234	902	4,483	0	36,466

Intersegment revenues
Services	0	18	8,650	0	(8,668)	0
Products	0	0	1,820	0	(1,820)	0

Total intersegment revenues	0	18	10,470	0	(10,488)	0

Investment income	76	48	0	54	188	366

Total revenues	21,923	9,300	11,372	4,537	(10,300)	36,832

Operating expenses:
Benefits	17,753	7,318	0	4,041	(289)	28,823
Operating costs	2,421	1,641	10,951	445	(10,063)	5,395
Depreciation and amortization	119	88	79	10	(26)	270

Total operating expenses	20,293	9,047	11,030	4,496	(10,378)	34,488

Income (loss) from operations	1,630	253	342	41	78	2,344
Interest expense	0	0	0	0	109	109

Income (loss) before income taxes	$1,630	$253	$342	$41	$(31)	$2,235